Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Revenue
Total Revenue	$ 2,434,551	$ 1,403,756	$ 1,945,315	$ 983,182
Cost of goods sold	1,277,907	883,097	1,137,193	424,967
Gross Profit	1,156,644	520,659	808,122	558,215
Operating expenses:
Research and development expenses	1,994,523	1,739,657	2,430,752	2,565,277
General and administrative expenses	1,343,532	1,312,823	1,835,147	2,393,968
Sales and marketing expenses	1,012,851	1,028,156	1,462,701	1,182,240
Total operating expenses	4,350,906	4,080,636	5,728,600	6,141,485
Net loss from operations before other income (expense)	(3,194,262)	(3,559,977)	(4,920,478)	(5,583,270)
Other income (expense)
Forgiveness of Paycheck Protection Program (PPP1) loan	548,885
Other income	10,000
Interest income	1,111	6,610	8,583	6,893
Interest expense	(98,436)	(29,643)	(81,455)
Loss on conversion of convertible notes	(515,464)
Foreign exchange loss	(434)
Total other expense, net	(54,338)	(23,033)	(72,872)	6,893
Net Loss	$ (3,248,600)	$ (3,583,010)	$ (4,993,350)	$ (5,576,377)
Basic and diluted net loss per share	$ (0.45)	$ (0.52)	$ (0.72)	$ (0.86)
Weighted-average shares used to compute basic and diluted net loss per share	7,157,762	6,896,318	6,923,506	6,477,273
Software Services [Member]
Revenue
Total Revenue	$ 2,126,025	$ 1,260,153	$ 1,777,447	$ 921,765
Software License/Software as a Service [Member]
Revenue
Total Revenue	$ 308,526	$ 143,603	$ 167,868	$ 61,417